Finance Receivables (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of components of net finance receivables by type
Components of net finance receivables by type were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

December 31, 2015
Gross receivables *	$15,353	$1,672	$534	$25	$17,584
Unearned finance charges and points and fees	(2,261)	—	—	(2)	(2,263)
Accrued finance charges	147	31	4	—	182
Deferred origination costs	56	—	—	—	56
Total	$13,295	$1,703	$538	$23	$15,559

December 31, 2014
Gross receivables *	$4,493	$2,053	$635	$52	$7,233
Unearned finance charges and points and fees	(765)	—	(1)	(5)	(771)
Accrued finance charges	58	38	5	1	102
Deferred origination costs	45	—	—	—	45
Total	$3,831	$2,091	$639	$48	$6,609

*	Gross receivables are defined as follows:

•
Finance receivables purchased as a performing receivable — gross finance receivables equal the UPB for interest bearing accounts and the gross remaining contractual payments for precompute accounts; additionally, the remaining unearned discount, net of premium established at the time of purchase, is included in both interest bearing and precompute accounts to reflect the finance receivable balance at its fair value;

•
Finance receivables originated subsequent to the OneMain Acquisition and the Fortress Acquisition — gross finance receivables equal the UPB for interest bearing accounts and the gross remaining contractual payments for precompute accounts; and

•
Purchased credit impaired finance receivables — gross finance receivables equal the remaining estimated cash flows less the current balance of accretable yield on the purchased credit impaired accounts.

Schedule of unused credit lines extended to customers by the Company
Unused lines of credit extended to customers by the Company were as follows:

(dollars in millions)
December 31,	2015	2014

Personal loans	$2	$1
SpringCastle Portfolio	365	354
Real estate loans	30	31
Total	$397	$386

Schedule of largest concentrations of net finance receivables
The largest concentrations of net finance receivables were as follows:

December 31,	2015		2014 *
(dollars in millions)	Amount	Percent	Amount	Percent

North Carolina	$1,370	9%	$645	10%
Texas	1,202	8	237	4
Pennsylvania	961	6	393	6
California	939	6	541	8
Ohio	780	5	394	6
Virginia	714	5	351	5
Illinois	670	4	414	6
Georgia	660	4	287	4
Other	8,263	53	3,347	51
Total	$15,559	100%	$6,609	100%

*	December 31, 2014 concentrations of net finance receivables are presented in the order of December 31, 2015 state concentrations.

Summary of net finance receivables by type by days delinquent
The following is a summary of net finance receivables by type and by days delinquent:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

December 31, 2015
Net finance receivables: *
60-89 days past due	$127	$26	$19	$—	$172
90-119 days past due	97	16	3	—	116
120-149 days past due	58	12	2	1	73
150-179 days past due	62	11	2	—	75
180 days or more past due	4	1	13	—	18
Total delinquent finance receivables	348	66	39	1	454
Current	12,777	1,588	486	22	14,873
30-59 days past due	170	49	13	—	232
Total	$13,295	$1,703	$538	$23	$15,559

December 31, 2014
Net finance receivables: *
60-89 days past due	$37	$34	$13	$1	$85
90-119 days past due	30	21	9	—	60
120-149 days past due	24	17	5	1	47
150-179 days past due	21	16	4	—	41
180 days or more past due	2	2	13	—	17
Total delinquent finance receivables	114	90	44	2	250
Current	3,661	1,937	577	45	6,220
30-59 days past due	56	64	18	1	139
Total	$3,831	$2,091	$639	$48	$6,609

Schedule of performing and nonperforming net finance receivables by type
Our performing and nonperforming net finance receivables by type were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

December 31, 2015
Performing	$13,074	$1,663	$518	$22	$15,277
Nonperforming	221	40	20	1	282
Total	$13,295	$1,703	$538	$23	$15,559

December 31, 2014
Performing	$3,754	$2,035	$608	$47	$6,444
Nonperforming	77	56	31	1	165
Total	$3,831	$2,091	$639	$48	$6,609

Schedule of information regarding purchased credit impaired finance receivables
Information regarding our purchased credit impaired finance receivables held for investment and held for sale were as follows:

(dollars in millions)	OM Loans	SCP Loans	FA Loans *	Total

December 31, 2015
Carrying amount, net of allowance	$652	$350	$89	$1,091
Outstanding balance	911	482	136	1,529
Allowance for purchased credit impaired finance receivable losses	—	—	12	12

December 31, 2014
Carrying amount, net of allowance	$—	$452	$105	$557
Outstanding balance	—	628	151	779
Allowance for purchased credit impaired finance receivable losses	—	—	11	11

*	Purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)
December 31,	2015	2014

Carrying amount	$59	$72
Outstanding balance	89	99

Purchased credit impaired FA Loans held for sale [Table Text Block]

*	Purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)
December 31,	2015	2014

Carrying amount	$59	$72
Outstanding balance	89	99

Schedule of changes in accretable yield for purchased credit impaired finance receivables
Changes in accretable yield for purchased credit impaired finance receivables held for investment and held for sale were as follows:

(dollars in millions)	OM Loans	SCP Loans	FA Loans	Total

Year Ended December 31, 2015
Balance at beginning of period	$—	$452	$54	$506
Additions from OneMain Acquisition	166	—	—	166
Accretion (a)	(15)	(77)	(8)	(100)
Reclassifications from nonaccretable difference (b)	—	—	20	20
Balance at end of period	$151	$375	$66	$592

Year Ended December 31, 2014
Balance at beginning of period	$—	$426	$773	$1,199
Accretion (a)	—	(97)	(75)	(172)
Reclassifications from nonaccretable difference (b)	—	123	19	142
Transfers due to finance receivables sold	—	—	(663)	(663)
Balance at end of period	$—	$452	$54	$506

Year Ended December 31, 2013
Balance at beginning of period	$—	$—	$628	$628
Additions	—	438	—	438
Accretion	—	(86)	(117)	(203)
Reclassifications from nonaccretable difference (b)	—	74	262	336
Balance at end of period	$—	$426	$773	$1,199

(a)	Accretion on our purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)
Years Ended December 31,	2015	2014

Accretion	$6	$13

(b)	Reclassifications from nonaccretable difference represents the increases in accretion resulting from higher estimated undiscounted cash flows.

Impaired Financing Receivables	Accretion on our purchased credit impaired FA Loans held for sale included in the table above were as follows:

(dollars in millions)
Years Ended December 31,	2015	2014

Accretion	$6	$13

Schedule of information regarding TDR finance receivables
Information regarding TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (a)	Total

December 31, 2015
TDR gross finance receivables (b)	$46	$14	$200	$260
TDR net finance receivables	46	13	201	260
Allowance for TDR finance receivable losses	17	4	34	55

December 31, 2014
TDR gross finance receivables (b)	$22	$11	$196	$229
TDR net finance receivables	22	10	196	228
Allowance for TDR finance receivable losses	1	3	32	36

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

December 31, 2015
TDR gross finance receivables	$2	$92	$94
TDR net finance receivables	2	92	94

December 31, 2014
TDR gross finance receivables	$—	$91	$91
TDR net finance receivables	—	91	91

(b)	As defined earlier in this Note.

TDR finance receivables held for sale
TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

December 31, 2015
TDR gross finance receivables	$2	$92	$94
TDR net finance receivables	2	92	94

December 31, 2014
TDR gross finance receivables	$—	$91	$91
TDR net finance receivables	—	91	91

Schedule of TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables held for investment and held for sale and finance charges recognized on TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (a)	Total

Year Ended December 31, 2015
TDR average net receivables (b)	$35	$12	$198	$245
TDR finance charges recognized	3	1	11	15

Year Ended December 31, 2014
TDR average net receivables	$17	$5	$957	$979
TDR finance charges recognized	2	1	48	51

Year Ended December 31, 2013
TDR average net receivables	$15	$—	$1,120	$1,135
TDR finance charges recognized	1	—	63	64

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Year Ended December 31, 2015
TDR average net receivables *	$2	$91	$93
TDR finance charges recognized	—	5	5

Year Ended December 31, 2014
TDR average net receivables **	$—	$250	$250
TDR finance charges recognized	—	5	5

*	TDR personal loan average net receivables held for sale for 2015 reflect a three-month average since the personal loans were transferred to finance receivables held for sale on September 30, 2015.

**	TDR real estate loan average net receivables held for sale for 2014 reflect a five-month average since the real estate loans were transferred to finance receivables held for sale on August 1, 2014.

(b)	TDR personal loan average net receivables for 2015 reflect a two-month average for OneMain’s TDR average net receivables.

TDR average net receivables held for sale and finance charges recognized on TDR finance receivables held for sale [Table Text Block]
TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Year Ended December 31, 2015
TDR average net receivables *	$2	$91	$93
TDR finance charges recognized	—	5	5

Year Ended December 31, 2014
TDR average net receivables **	$—	$250	$250
TDR finance charges recognized	—	5	5

*	TDR personal loan average net receivables held for sale for 2015 reflect a three-month average since the personal loans were transferred to finance receivables held for sale on September 30, 2015.

**	TDR real estate loan average net receivables held for sale for 2014 reflect a five-month average since the real estate loans were transferred to finance receivables held for sale on August 1, 2014.

Schedule of information regarding new volume of the TDR finance receivables
Information regarding the new volume of the TDR finance receivables held for investment and held for sale were as follows:

(dollars in millions)	Personal Loans (a)	SpringCastle Portfolio	Real Estate Loans (a)	Total

Year Ended December 31, 2015
Pre-modification TDR net finance receivables	$48	$7	$21	$76
Post-modification TDR net finance receivables:
Rate reduction	$31	$6	$17	$54
Other (b)	12	—	5	17
Total post-modification TDR net finance receivables	$43	$6	$22	$71
Number of TDR accounts	8,425	721	385	9,531

Year Ended December 31, 2014
Pre-modification TDR net finance receivables	$18	$10	$215	$243
Post-modification TDR net finance receivables:
Rate reduction	$10	$10	$158	$178
Other (b)	6	—	46	52
Total post-modification TDR net finance receivables	$16	$10	$204	$230
Number of TDR accounts	4,213	1,155	2,385	7,753

Year Ended December 31, 2013
Pre-modification TDR net finance receivables	$15	$—	$576	$591
Post-modification TDR net finance receivables:
Rate reduction	$8	$—	$554	$562
Other (b)	4	—	51	55
Total post-modification TDR net finance receivables	$12	$—	$605	$617
Number of TDR accounts	3,240	—	7,106	10,346

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Year Ended December 31, 2015
Pre-modification TDR net finance receivables	$1	$6	$7
Post-modification TDR net finance receivables	$1	$7	$8
Number of TDR accounts	162	113	275

Year Ended December 31, 2014
Pre-modification TDR net finance receivables	$—	$6	$6
Post-modification TDR net finance receivables	$—	$7	$7
Number of TDR accounts	—	94	94

(b)	“Other” modifications include extension of term and forgiveness of principal or interest.

new volume of the TDR finance receivables held for sale [Table Text Block]
TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Personal Loans	Real Estate Loans	Total

Year Ended December 31, 2015
Pre-modification TDR net finance receivables	$1	$6	$7
Post-modification TDR net finance receivables	$1	$7	$8
Number of TDR accounts	162	113	275

Year Ended December 31, 2014
Pre-modification TDR net finance receivables	$—	$6	$6
Post-modification TDR net finance receivables	$—	$7	$7
Number of TDR accounts	—	94	94

Schedule of Troubled Debt Restructurings, Subsequently Defaulted [Table Text Block]
Net finance receivables held for investment and held for sale that were modified as TDR finance receivables within the previous 12 months and for which there was a default during the period to cause the TDR finance receivables to be considered nonperforming (90 days or more past due) were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans (a)	Total

Year Ended December 31, 2015
TDR net finance receivables (b)	$8	$2	$3	$13
Number of TDR accounts	1,655	147	46	1,848

Year Ended December 31, 2014
TDR net finance receivables (b)	$1	$1	$33	$35
Number of TDR accounts	141	53	524	718

Year Ended December 31, 2013
TDR net finance receivables (b)	$1	$—	$69	$70
Number of TDR accounts	355	—	929	1,284

(a)	TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Real Estate Loans

Year Ended December 31, 2015
TDR net finance receivables	$1
Number of TDR accounts	17

Year Ended December 31, 2014
TDR net finance receivables	$3
Number of TDR accounts	49

(b)	Represents the corresponding balance of TDR net finance receivables at the end of the month in which they defaulted.

Schedule of Trouble Debt Restructurings, Subsequently Defaulted, Held for Sale [Table Text Block]
TDR finance receivables held for sale included in the table above were as follows:

(dollars in millions)	Real Estate Loans

Year Ended December 31, 2015
TDR net finance receivables	$1
Number of TDR accounts	17

Year Ended December 31, 2014
TDR net finance receivables	$3
Number of TDR accounts	49